Equity - Summary of the Subsidiary with Non Controlling Interests (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Noncontrolling Interests [Line Items]
Interest	100.00%
Equity		$ 564,285	$ 59,073	$ 88,747	$ 78,336
Income (Loss)		$ 121,191	$ 61,840	$ 60,938
Patria Investimentos Ltda [Member] | Ordinary Shares [Member]
Disclosure Of Noncontrolling Interests [Line Items]
Interest		49.00%	49.00%
Equity		$ 0	$ 1,758
Income (Loss)		$ (1,285)	$ (369)